CONTINGENT LIABILITIES	3 Months Ended
Mar. 31, 2014
CONTINGENT LIABILITIES [Abstract]
CONTINGENT LIABILITIES	Note 3 - Contingent Liabilities There is no material pending or threatened litigation as of the current reportable date that would result in a liability.